MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

901 NEW YORK AVENUE, N.W.                             1900 SOUTH ATHERTON STREET
SUITE 210 EAST                                                         SUITE 101
WASHINGTON, D.C.  20001                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

TIFFANY A. HASSELMAN                                 WRITER'S DIRECT DIAL NUMBER
HASSELMAN@MALIZIALAW.COM                                          (202) 434-8389


VIA EDGAR AND HAND DELIVERY
---------------------------

May 11, 2006

Mr. William Friar
Senior Financial Analyst
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20002

         Re:      Roma Financial Corporation
                  Registration Statement on Form S-1 filed March 14, 2006 File No. 333-132415

Dear Mr. Friar:

         Transmitted  with this letter for filing,  on behalf of Roma  Financial
Corporation,   (the  "Company")  is   pre-effective   Amendment  No.  3  to  the
Registration Statement on Form S-1.

         No additional comments have been received from the SEC or OTS; this amendment primarily shows the change in the pro forma estimated market value of Roma Financial Corporation. The amendment is marked to show all changes to the document since the filing of Amendment No. 2 on May 8, 2006. We request that the staff advise us as soon as possible of any additional comments. We have filed an acceleration request for tomorrow, May 12th. If necessary, we will amend our request to delay effectiveness until Monday, May 15th.

                                                  Sincerely,

                                                  /s/Tiffany A. Hasselman
                                                  ------------------------------
                                                  Tiffany A. Hasselman

Enclosure
cc: Jessica Livingston, Esq., U.S. Securities and Exchange Commission Senator Peter A. Inverso, President and Chief Executive Officer Margaret T. Norton, Senior Vice President and Corporate Secretary Mr. Barry K. Morgan, Beard Miller Company LLP
         Samuel J. Malizia, Esq.

                     STATEMENT OF ROMA FINANCIAL CORPORATION


         Roma Financial Corporation (the "Company") acknowledges that it is responsible for the adequacy and accuracy of the disclosure in this filing; that staff comments or changes to disclosure in response to staff comments do not foreclose the United States Securities and Exchange Commission from taking any action with respect to the filing; and that the Company may not assert staff comments as a defense in any proceeding initiated by the United States Securities and Exchange Commission or any person under the federal securities laws of the United States.

         Roma   Financial   Corporation   has  duly  caused  this  statement  of
responsibility to be signed on its behalf by the undersigned thereunto duly authorized.


                                  ROMA FINANCIAL CORPORATION


Dated: May 11, 2006               By:      /s/Peter A. Inverso
                                           -------------------------------------
                                           Peter A. Inverso
                                           President and Chief Executive Officer